CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenues:
Gas operating revenues	$ 1,368,939	$ 1,357,728	$ 1,302,308
Utility infrastructure services revenues	1,750,978	1,522,285	1,246,484
Total operating revenues	3,119,917	2,880,013	2,548,792
Operating expenses:
Net cost of gas sold	385,164	419,388	355,045
Operations and maintenance	424,150	406,393	392,763
Depreciation and amortization	303,237	249,212	250,951
Taxes other than income taxes	62,328	59,898	57,946
Utility infrastructure services expenses	1,573,227	1,387,689	1,148,963
Total operating expenses	2,748,106	2,522,580	2,205,668
Operating income	371,811	357,433	343,124
Other income and (expenses):
Net interest deductions	(109,226)	(96,671)	(78,064)
Other income (deductions)	10,085	(17,426)	(6,030)
Total other income and (expenses)	(99,141)	(114,097)	(84,094)
Income before income taxes	272,670	243,336	259,030
Income tax expense	56,023	61,684	65,088
Net income	216,647	181,652	193,942
Net income (loss) attributable to noncontrolling interests	2,711	(625)	101
Net income attributable to Southwest Gas Holdings, Inc.	$ 213,936	$ 182,277	$ 193,841
Earnings per share:
Basic earnings per share (in USD per share)	$ 3.94	$ 3.69	$ 4.04
Diluted earnings per share (in USD per share)	$ 3.94	$ 3.68	$ 4.04
Weighted average shares:
Basic (in shares)	54,245	49,419	47,965
Diluted (in shares)	54,312	49,476	47,991
Southwest Gas Corporation
Operating revenues:
Gas operating revenues	$ 1,368,939	$ 1,357,728	$ 1,302,308
Operating expenses:
Net cost of gas sold	385,164	419,388	355,045
Operations and maintenance	422,174	404,813	391,321
Depreciation and amortization	215,620	191,816	201,922
Taxes other than income taxes	62,328	59,898	57,946
Total operating expenses	1,085,286	1,075,915	1,006,234
Operating income	283,653	281,813	296,074
Other income and (expenses):
Net interest deductions	(95,026)	(81,740)	(69,733)
Other income (deductions)	9,517	(17,240)	(6,388)
Total other income and (expenses)	(85,509)	(98,980)	(76,121)
Income before income taxes	198,144	182,833	219,953
Income tax expense	34,973	43,991	63,135
Net income	$ 163,171	$ 138,842	$ 156,818